INCOME TAX - Non-capital Losses Expiration (Details) $ in Thousands	Mar. 31, 2022 CAD ($)
Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	$ 50,045
United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	8,896
Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	9,469
2040 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	740
2041 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	19,193
2041 | United States | Pre-acquisition loss generated up to December 4, 2020
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	933
2041 | United States | Loss generated in the period from December 4, 2020 to March 31, 2021
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	1,241
2042 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	30,112
2042 | United States | Loss generated in the year ended March 31, 2022
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	6,722
2042 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	$ 9,469